MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Schedule of fair value, amortized cost and gross unrealized holding gains of available-for-sale securities
	Fair value	Amortized cost	Unrealized holding gains	Unrealized holding losses
	U.S. dollars in thousands

December 31, 2016	$52,746	$53,084	$8	$346
December 31, 2015	$37,369	$37,653	$69	$353

Schedule of contractual maturities of debt securities
U.S. dollars in thousands
2017	$19,594
2018	10,458
2019	9,084
2020 and thereafter	13,610
$52,746